Annual Total Returns[BarChart] - Clearwater Core Equity Fund - Clearwater Core Equity Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.04%)	15.64%	32.85%	9.23%	(0.71%)	10.98%	23.26%	(6.61%)	29.11%	16.54%